Document and Entity Information	Mar. 20, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 20, 2026
Entity Registrant Name	INFLEQTION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42646
Entity Tax Identification Number	86-1946291
Entity Address Address Line 1	1315 West Century Drive
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Louisville
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80027
City Area Code	303
Local Phone Number	440-1284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (“Amendment No. 1”) amends the Current Report on Form 8-K filed by Infleqtion, Inc. (the “Company”) with the Securities and Exchange Commission (“SEC”) on March 26, 2026 (the “Original 8-K”), in connection with changes in the Company’s certifying accountant. The Company is filing this Amendment No. 1 to provide the specific date of dismissal of WithumSmith+Brown, PC (“Withum”) as the Company’s independent registered public accounting firm and to update the disclosures required by Item 304(a) of Regulation S-K. Except as disclosed herein, there were no other changes to the Original Form 8-K.Item 4.01 Changes in Registrant’s Certifying Accountant.
Entity Central Index Key	0002007825
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	640 Fifth Avenue
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	INFQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	INFQ WS
Security Exchange Name	NYSE